Investment Property Under Development (Details) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of detailed information about investment property [line items]
Balance as of January 1		₪ 2,113
Transfer to assets held for sale due to discontinued operation			₪ (19,754)
Dispositions		(1,712)	(1,440)
Valuation losses, net	[1]	560	2,189
Foreign exchange differences		(1,147)	(972)
Balance as of December 31		1,902	2,113
Composition:
Lands held for sale (note 7)				₪ 5		₪ 99
Investment property under development				32,847		56,550	₪ 71,404
Investment property		2,113	2,113	1,902	$ 549	2,113
Investment Property Development [Member]
Disclosure of detailed information about investment property [line items]
Balance as of January 1		2,212	2,612
Acquisitions and development costs		356	454
Transfers from (to) investment property, net		25	(470)
Transfer to assets held for sale due to discontinued operation			(94)
Deconsolidation		(499)
Transfer to inventory			(15)
Dispositions		(92)	(121)
Valuation losses, net		(105)	(122)
Foreign exchange differences		10	(32)
Balance as of December 31		1,907	2,212
Composition:
Lands held for sale (note 7)				5		99
Land for future development				1,400		1,538
Investment property under development				502		575
Investment property		₪ 2,212	₪ 2,612	₪ 1,907		₪ 2,212	₪ 2,612

[1]	In 2017, includes a net revaluation gain of NIS 500 million which was recognized in profit or loss as part of net income from discontinued operations, net. In 2016, includes a net revaluation gain of NIS 1,837 million which was recognized in profit or loss as part of net income from discontinued operations, net.